Accounts Receivable, net (Details Textual) - USD ($)	Sep. 30, 2014	Nov. 30, 2013
Accounts receivable of payment terms		$ 100,000
Accounts receivable of payment terms, total		$ 750,000
November 2014 [Member]
Accounts receivable of payment terms, total	$ 200,000
November 2015 [Member]
Accounts receivable of payment terms, total	225,000
November 2016 [Member]
Accounts receivable of payment terms, total	$ 225,000